Organization and Operations (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Operations
Schedule of composition of the group

As of December 31, 2024, the companies listed below were 100% held by the Partnership. The Partnership wholly owned 10 LNG vessels and operated four LNG vessels leased back under bareboat charters, as described above:

					Cargo
					Capacity
	Place of	Date of			Cubic Meters
Name	Incorporation	Incorporation	Principal Activities	Vessel	(“cbm”)	Delivery Date
GAS-three Ltd.	Bermuda	April 2010	Right-of-use asset company	GasLog Shanghai	155,000	January 2013
GAS-four Ltd.	Bermuda	April 2010	Right-of-use asset company	GasLog Santiago	155,000	March 2013
GAS-five Ltd.	Bermuda	February 2011	Right-of-use asset company	GasLog Sydney	155,000	May 2013
GAS-seven Ltd.	Bermuda	March 2011	Vessel-owning company	GasLog Seattle	155,000	December 2013
GAS-eight Ltd.	Bermuda	March 2011	Vessel-owning company	Solaris	155,000	June 2014
GAS-eleven Ltd.	Bermuda	December 2012	Vessel-owning company	GasLog Greece	174,000	March 2016
GAS-twelve Ltd.	Bermuda	December 2012	Vessel-owning company	GasLog Glasgow	174,000	June 2016
GAS-thirteen Ltd.	Bermuda	July 2013	Vessel-owning company	GasLog Geneva	174,000	September 2016
GAS-fourteen Ltd.	Bermuda	July 2013	Vessel-owning company	GasLog Gibraltar	174,000	October 2016
GAS-sixteen Ltd.	Bermuda	January 2014	Vessel-owning company	Methane Rita Andrea	145,000	April 2014
GAS-seventeen Ltd.	Bermuda	January 2014	Vessel-owning company	Methane Jane Elizabeth	145,000	April 2014
GAS-nineteen Ltd.	Bermuda	April 2014	Vessel-owning company	Methane Alison Victoria	145,000	June 2014
GAS-twenty one Ltd.	Bermuda	April 2014	Right-of-use asset company	Methane Heather Sally	145,000	June 2014
GAS-twenty seven Ltd.	Bermuda	January 2015	Vessel-owning company	Methane Becki Anne	170,000	March 2015
GasLog Partners Holdings LLC	Marshall Islands	April 2014	Holding company	—	—	—
GasLog-two Malta Ltd.	Malta	August 2022	Dormant	—	—	—